OPERATIONAL CONTEXT - New concession contracts - Impacts on the result (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Operational Context [Line Items]
Amount Of Indemnity Provided	R$ 0
Net book value	4,949,475
Net Tax Indemnity	4,594,413
Effects of Law No. 14,182/2021lt	R$ 355,062
Maximum transition period for Government programs	12 months
Eletronorte
Operational Context [Line Items]
Net book value	R$ 2,991,263
Net Tax Indemnity	4,594,413
Effects of Law No. 14,182/2021lt	(1,603,150)
Eletronorte | Non-quota plants | UHE Curu-Una
Operational Context [Line Items]
Net book value	630
Net Tax Indemnity	17,741
Effects of Law No. 14,182/2021lt	(17,111)
Eletronorte | Non-quota plants | Tucuru
Operational Context [Line Items]
Net book value	2,990,633
Net Tax Indemnity	4,576,672
Effects of Law No. 14,182/2021lt	(1,586,039)
Chesf
Operational Context [Line Items]
Net book value	619,230
Effects of Law No. 14,182/2021lt	619,230
Chesf | Quotaholder plants | Boa Esperana
Operational Context [Line Items]
Net book value	98,219
Effects of Law No. 14,182/2021lt	98,219
Chesf | Quotaholder plants | UHE Apolnio Sales (Moxot)
Operational Context [Line Items]
Net book value	38,250
Effects of Law No. 14,182/2021lt	38,250
Chesf | Quotaholder plants | Paulo Afonso I
Operational Context [Line Items]
Net book value	92,612
Effects of Law No. 14,182/2021lt	92,612
Chesf | Quotaholder plants | Paulo Afonso II
Operational Context [Line Items]
Net book value	107,093
Effects of Law No. 14,182/2021lt	107,093
Chesf | Quotaholder plants | Paulo Afonso III
Operational Context [Line Items]
Net book value	66,259
Effects of Law No. 14,182/2021lt	66,259
Chesf | Quotaholder plants | Paulo Afonso IV
Operational Context [Line Items]
Net book value	20,832
Effects of Law No. 14,182/2021lt	20,832
Chesf | Quotaholder plants | UHE Luiz Gonzaga (Itaparica)
Operational Context [Line Items]
Net book value	15,150
Effects of Law No. 14,182/2021lt	15,150
Chesf | Quotaholder plants | Xingo
Operational Context [Line Items]
Net book value	28,174
Effects of Law No. 14,182/2021lt	28,174
Chesf | Quotaholder plants | Funil - BA
Operational Context [Line Items]
Net book value	12,626
Effects of Law No. 14,182/2021lt	12,626
Chesf | Quotaholder plants | Pedra
Operational Context [Line Items]
Net book value	8,067
Effects of Law No. 14,182/2021lt	8,067
Chesf | Non-quota plants | Sobradinho
Operational Context [Line Items]
Net book value	131,948
Effects of Law No. 14,182/2021lt	131,948
Furnas
Operational Context [Line Items]
Net book value	1,338,982
Effects of Law No. 14,182/2021lt	1,338,982
Furnas | Quotaholder plants | Corumb I HPP
Operational Context [Line Items]
Net book value	(4,497)
Effects of Law No. 14,182/2021lt	(4,497)
Furnas | Quotaholder plants | Estreito
Operational Context [Line Items]
Net book value	479,561
Effects of Law No. 14,182/2021lt	479,561
Furnas | Quotaholder plants | Funil - RJ
Operational Context [Line Items]
Net book value	8,110
Effects of Law No. 14,182/2021lt	8,110
Furnas | Quotaholder plants | Furnas
Operational Context [Line Items]
Net book value	566,098
Effects of Law No. 14,182/2021lt	566,098
Furnas | Quotaholder plants | Marimbondo
Operational Context [Line Items]
Net book value	15,844
Effects of Law No. 14,182/2021lt	15,844
Furnas | Quotaholder plants | UHE Porto Colmbia
Operational Context [Line Items]
Net book value	1,912
Effects of Law No. 14,182/2021lt	1,912
Furnas | Non-quota plants | Itumbiara
Operational Context [Line Items]
Net book value	62,492
Effects of Law No. 14,182/2021lt	62,492
Furnas | Non-quota plants | Mascarenhas de Moraes HPP
Operational Context [Line Items]
Net book value	209,462
Effects of Law No. 14,182/2021lt	R$ 209,462